Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text) (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Gain or loss is recognised in profit or loss of own equity instruments	R$ 0
Costs are amortized, basis over the estimated useful life - Software
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Intangible assets with useful life defined	three to five years
Software licenses
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Intangible assets with useful life defined	five years
Income tax
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Currently defined tax rates	25.00%
Income tax | BancoSeguro S.A. BBN Bancode Negocios S.A. [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Currently defined tax rates	25.00%
Social contribution
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Currently defined tax rates	9.00%
Social contribution | BancoSeguro S.A. BBN Bancode Negocios S.A. [Member]
Presentation and preparation of the unaudited condensed consolidated interim financial statements and significant accounting policies (Details Text)
Currently defined tax rates	15.00%